Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Schedule of Minimum Future Payments	Minimum future payments as of June 30, 2021 were approximately as follows:

Year ending December 31 ,	Amount (in thousands)
Remainder of 2021	$6,120
2022	12,577
2023	11,210
2024	9,589
2025	8,005
Thereafter	22,436

Total	$69,937